COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	June 30, 2017	December 31, 2016
Book value of consolidated assets pledged under ship mortgages	$1,914	$2,009

The Company and its equity-accounted subsidiaries have funded their acquisition of vessels, jack-up rigs and ultra-deepwater drilling units through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As at June 30, 2017, the Company ($1.7 billion) and its 100% equity-accounted subsidiaries ($834.6 million) had a combined outstanding principal indebtedness of $2.5 billion (December 31, 2016: $2.5 billion) under various credit facilities. Most of the Company’s vessels and rigs have been pledged under mortgages in respect of this outstanding indebtedness as at June 30, 2017, excluding three 1,700 TEU container vessels, a jack-up drilling rig and two 114,000 dwt LR2 newbuilding oil product tankers.
Other Contractual Commitments and Contingencies
The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P.& I. (Bermuda) Ltd, Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, The Korea Shipowner’s Mutual Protection & Indemnity Association, The West of England Ship Owners Mutual Insurance Association (Luxembourg), North of England P&I Association Limited, The Standard Club Europe Ltd and The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.
SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries of the Company accounted for using the equity method. Accordingly, their assets and liabilities are not consolidated in the Company's Consolidated Balance Sheets, but are presented on a net basis under “Investment in associated companies”. As of June 30, 2017, their combined borrowings amounted to $834.6 million (December 31, 2016: $883.4 million) and the Company guaranteed $235 million (December 31, 2016: $240 million) of this debt which is secured by first priority mortgages over the relevant rigs. In September 2017, amendments were made to the facility agreements whereby the minimum guarantee amounts will be $75 million for SFL Deepwater, $70 million for SFL Hercules and $90 million for SFL Linus, and increased by any net cash amounts received by the Company from the relevant subsidiaries.
In addition, the Company has assigned all claims it may have under its secured loans to SFL Deepwater, SFL Hercules and SFL Linus, in favor of the lenders under the respective credit facilities. These loans had a total outstanding balance of $314.0 million at June 30, 2017 (December 31, 2016: $330.7 million) and are secured by second priority mortgages over each of the rigs, which have been assigned to the lenders under the respective credit facilities. The lenders under the respective credit facilities have also been granted a first priority pledge over all shares of the relevant asset owning subsidiaries.
In June 2017, the Company facilitated a performance guarantee in favour of an oil company relating to a new contract for the drillship Deepsea Metro 1, which is owned by Golden Close, a related party. The guarantee has a maximum liability limited to $18.0 million, a maturity of up to 6 months, and is secured under a first lien mortgage over the drillship, ranking ahead of other secured claims. The guarantee is fully indemnified by Golden Close. In September 2017, the performance guarantee was canceled.
At June 30, 2017, the Company had commitments under contracts to acquire newbuilding vessels totaling $65.2 million (December 31, 2016: $76.1 million). There were no other material contractual commitments at June 30, 2017.
The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such law suits.